Lease Arrangements - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 30,138	$ 21,473
Current	11,296	10,073
Non-current	18,842	11,400
Lease liabilities	$ 30,138	$ 21,473
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Discount rates (as a percent)	1.20%	1.20%
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Discount rates (as a percent)	3.10%	2.81%